Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries

NOTE 29. SUBSIDIARIES

Significant Subsidiaries

		Ownership Interest
	Country of Incorporation	2019	2018
Precision Limited Partnership	Canada	100	100
Precision Drilling Canada Limited Partnership	Canada	100	100
Precision Diversified Oilfield Services Corp.	Canada	100	100
Precision Directional Services Ltd.	Canada	100	100
Precision Drilling (US) Corporation	United States	100	100
Precision Drilling Holdings Company	United States	100	100
Precision Drilling Company LP	United States	100	100
Precision Completion & Production Services Ltd.	United States	100	100
Precision Directional Services, Inc.	United States	100	100
Grey Wolf Drilling Limited	Barbados	100	100
Grey Wolf Drilling (Barbados) Ltd.	Barbados	100	100